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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO. 33-87498
811-08910

MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266

AMY M. MITCHELL, Secretary and Treasurer
MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

VERA LICHTENBERGER	JOHN C. MILES, ESQ.
MILES FUNDS,INC.	CLINE, WILLIAMS, WRIGHT,JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266	LINCOLN, NEBRASKA 68508

DATE OF FISCAL YEAR END: 03/31

DATE OF REPORTING PERIOD: 12/31/2012

ITEM 1. SCHEDULE OF PORTFFOLIO HOLDINGS

IMMF - Institutional Money Market Fund				12/31/2012

				% of
Principal		Description	Amortized Cost	Net Assets

Govt & Agency Sec
2,000,000.00	FFCB Var (1ML+1)		1,999,632.60	2.14
	Var Due 10/24/14
	31331KJ84
1,100,000.00	FFCB Var (3ML-10)		1,100,059.48	1.17
	Var Due 03/25/13
	31331JSS3
300,000.00	FFCB Var (FED+14)		299,761.32	0.32
	Var Due 10/15/13
	31331KHB9
500,000.00	FFCB Var (FED+18)		499,459.11	0.53
	Var Due 07/14/14
	31331KQZ6
2,000,000.00	FFCB Var (Prime)		2,000,386.56	2.14
	0.300% Due 04/11/13
	31331KGY0
1,000,000.00	FFCB Var (Prime)		1,000,010.44	1.07
	0.240% Due 02/01/13
	31331KL99
1,500,000.00	FHLB		1,501,609.75	1.6
	0.400% Due 06/21/13
	313376KS3
1,425,000.00	FHLB		1,424,992.20	1.52
	0.200% Due 01/18/13
	313376MZ5
945,000.00	FHLB		944,962.31	1.01
	0.190% Due 02/12/13
	313378BD2
5,000,000.00	FHLB		5,129,468.75	5.48
	4.000% Due 09/06/13
	3133XRX88
1,500,000.00	FHLB		1,540,916.25	1.65
	3.625% Due 10/18/13
	3133XSAE8
2,000,000.00	FHLMC Var (FED+21)		1,999,510.12	2.14
	Var Due 09/12/13
	3134G2K43
4,000,000.00	FNMA		4,021,049.15	4.29
	1.750% Due 05/07/13
	31398AJ94
23,270,000.00	TOTAL	Govt & Agency Sec	23,461,818.04	25.05

Repurchase Agreement
26,582,210.00	Merrill Lynch Repo		26,582,210.00	28.38
	0.15% due 1/ 2/13
26,582,210.00	TOTAL	Repurchase Agreement	26,582,210.00	28.38

Short-Term Invest
245,000.00	Ally Bank CD		245,000.00	0.26
	57803 0.45% 06/06/13
	6AMCD4P37
245,000.00	Banco Bilbao PR CD		245,000.00	0.26
	19919 0.50% 05/30/13
	6AMCD4MM8
245,000.00	Bank Baroda NYC CD		245,000.00	0.26
	33681 0.65% 11/29/13
	6AMCD54S2
240,000.00	Bank Hapoalim CD		240,000.00	0.26
	33686 0.45% 04/11/13
	6AMCD4J83
245,000.00	Bank Iowa		245,000.00	0.26
	14521 - 0.200%
	98MSC6771
245,000.00	Bank of China NYC CD		245,000.00	0.26
	33653 0.60% 05/09/13
	6AMCD4LM9
245,000.00	Bank of India NYC CD		245,000.00	0.26
	33648 0.55% 05/08/13
	6AMCD4LG2
245,000.00	Bank of the West		245,000.00	0.26
	03514 - 0.400%
	98MSC6318
245,000.00	Beal Bank, TX CD		245,000.00	0.26
	32574 0.40% 11/06/13
	6AMCD5593
245,000.00	Beal Bank,NV CD		245,000.00	0.26
	57833 0.40% 04/24/13
	6AMCD4KS7
245,000.00	BMW Bank, UT CD		245,000.00	0.26
	35141 0.35% 11/14/13
	6AMCD53J3
245,000.00	Boone Bank & Trust		245,000.00	0.26
	33552 - 0.200%
	SA6000770
500,000.00	CDARS Treynor St Bk		500,000.00	0.53
	0.350% Due 12/05/13
	6AMCD5569
1,000,000.00	CDARS Treynor St Bk		1,000,000.00	1.07
	0.350% Due 12/12/13
	6AMCD55H5
1,010,022.31	CDARS Treynor St Bk		1,010,022.31	1.08
	0.350% Due 12/26/13
	6AMCD5601
245,000.00	Cent S Bk-St Cent IM		245,000.00	0.26
	10903 - 1.000%
	98MSC63H3
250,000.00	CIT Bank CD		250,000.00	0.27
	35575 0.40% 03/21/13
	6AMCD4HM4
245,000.00	Citizens St Bk-Pocah		245,000.00	0.26
	26720 - 0.400%
	SA6000788
245,000.00	City State Bank CD		245,000.00	0.26
	16438 0.65% 01/26/13
	CDold1675
245,000.00	Comm Bank of Oelwein		245,000.00	0.26
	34857 - 0.600%
	98MSC64V1
245,000.00	Comm Svgs-Manchester		245,000.00	0.26
	14633 - 0.520%
	SA0003945
245,000.00	Discover Bank, DE CD		245,000.00	0.26
	05649 0.35% 11/07/13
	6AMCD5320
245,000.00	Doral Bank, PR CD		245,000.00	0.26
	32102 0.50% 06/07/13
	6AMCD4PB9
245,000.00	EnerBank USA CD		245,000.00	0.26
	57293 0.40% 05/29/13
	6AMCD4N54
245,000.00	Everbank, FL CD		245,000.00	0.26
	34775 0.40% 08/29/13
	6AMCD54T0
29,996,092.36	Federal Insured Cash		29,996,092.36	32.03
	0.2198% (over 15.5)
	98MSC9HZ2
245,000.00	Fidelity Bank-Huxley		245,000.00	0.26
	14251 - 0.600%
	98MSC9H25
245,000.00	First Community Bank		245,000.00	0.26
	14904 - 0.450%
	98MSCC6B0
250,000.00	First Mariner Bk CD		250,000.00	0.27
	31286 0.36% 03/21/13
	6AMCD4HN2
245,000.00	First Nat'l Omaha CD		245,000.00	0.26
	05452 0.50% 06/07/13
	6AMCD4PC7
245,000.00	First Niagara Bk CD		245,000.00	0.26
	16004 0.30% 05/09/13
	6AMCD53E4
245,000.00	Firstbank, PR CD		245,000.00	0.26
	30387 0.40% 05/03/13
	6AMCD4LL1
245,000.00	FNB-Creston		245,000.00	0.26
	04444 - 0.400%
	98MSC6CY6
245,000.00	FNB-Sioux Center		245,000.00	0.26
	04503 - 0.450%
	SA6000754
251,221.85	Freedom Financial CD		251,221.85	0.27
	35031 0.65% 02/07/13
	6AMCD4DZ9
245,000.00	GE Cap Retail Bk CD		245,000.00	0.26
	27314 0.35% 04/12/13
	6AMCD4JR1
245,000.00	Goldman Sachs Bk CD		245,000.00	0.26
	33124 0.40% 05/30/13
	6AMCD4N88
245,000.00	Great Western Bk CD		245,000.00	0.26
	15289 0.65% 03/11/13
	6AMCD4JF7
245,000.00	Huntington Nat'l CD		245,000.00	0.26
	06560 0.45% 05/31/13
	6AMCD4NB1
245,000.00	Iowa State Bank		245,000.00	0.26
	15808 - 0.300%
	98MSC9F68
240,000.00	Merrick Bank CD		240,000.00	0.26
	34519 0.40% 04/01/13
	6AMCD4J91
245,000.00	Mizuho Corp Bank CD		245,000.00	0.26
	21843 0.40% 03/06/13
	6AMCD4P29
245,000.00	Nationwide Bk-Columb		245,000.00	0.26
	34710 - 0.300%
	98MSC64C3
246,474.40	Newburyport Bank CD		246,474.40	0.26
	90251 0.40% 05/29/13
	6AMCD54Q6
245,000.00	Northwest Bk Spencer		245,000.00	0.26
	32647 - 0.400%
	SA6000747
245,000.00	Safra Nat'l NYC CD		245,000.00	0.26
	26876 0.40% 05/31/13
	6AMCD4NN5
245,000.00	Synovus Bank, GA CD		245,000.00	0.26
	00873 0.35% 11/15/13
	6AMCD53S3
245,000.00	Treynor State Bank		245,000.00	0.26
	14812 - 0.500%
	SA6000762
245,000.00	Wex Bank, UT CD		245,000.00	0.26
	34697 0.40% 08/30/13
	6AMCD54U7
43,538,810.92		Short-Term Invest	43,538,810.92	46.49

93,391,020.92		TOTAL PORTFOLIO	93,582,838.96	99.93

ITEM 2. CONTROLS AND PROCEDURES

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF February 12, 2013, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 3. EXHIBITS.

(A) A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER IS ATTACHED AS EXHIBIT A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MILES FUNDS, INC.

By

   David W. Miles, President

   February 12, 2013

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

David W. Miles, President, Principal Executive Officer

February 12, 2013

Amy M. Mitchell, Treasurer, Principal Financial and Accounting Officer

February 12, 2013